Short Term Borrowings and Long Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Debt [Text Block]	Short-term Borrowings and Long-term Debt

	December 31, 2019		December 31, 2018
	Long-Term	Current (1)	Long-Term	Current (1)
	(in millions)
CenterPoint Energy:
ZENS due 2029 (2)	$—	$19	$—	$24
Senior notes 2.50% to 7.08% due 2020 to 2049 (3)	3,728	100	2,000	—
Variable rate term loans 2.275% to 2.56% due 2020 to 2021	1,000	500	—	—
First mortgage bonds 2.19% to 6.72% due 2022 to 2055 (4)	293	—	—	—
Pollution control bonds 5.125% due 2028 (5)	68	—	68	—
Commercial paper (6) (7)	1,901	—	—	—
Unamortized debt issuance costs	(22)	—	(13)	—
Unamortized discount and premium, net	(7)	—	(2)	—
Houston Electric debt (see details below)	4,719	231	4,258	458
CERC debt (see details below)	2,546	—	2,371	—
Other debt	18	18	—	—
Total CenterPoint Energy debt	$14,244	$868	$8,682	$482

	December 31, 2019		December 31, 2018
	Long-Term	Current (1)	Long-Term	Current (1)
	(in millions)
Houston Electric:
First mortgage bonds 9.15% due 2021	$102	$—	$102	$—
General mortgage bonds 1.85% to 6.95% due 2021 to 2049	3,912	—	3,212	—
Restoration Bond Company:
System restoration bonds 4.243% due 2022	134	62	197	59
Bond Company II:
Transition bonds 5.302% due 2019	—	—	—	208
Bond Company III:
Transition bonds 5.234% due 2020	—	29	29	56
Bond Company IV:
Transition bonds 2.161% to 3.028% due 2020 to 2024	613	140	753	135
Unamortized debt issuance costs	(27)	—	(24)	—
Unamortized discount and premium, net	(15)	—	(11)	—
Total Houston Electric debt	$4,719	$231	$4,258	$458

	December 31, 2019		December 31, 2018
	Long-Term	Current (1)	Long-Term	Current (1)
	(in millions)
CERC (8):
Senior notes 3.55% to 6.625% due 2021 to 2047	$2,193	$—	$2,193	$—
Commercial paper (6)	377	—	210	—
Unamortized debt issuance costs	(13)	—	(15)	—
Unamortized discount and premium, net	(11)	—	(17)	—
Total CERC debt	$2,546	$—	$2,371	$—

(1)	Includes amounts due or exchangeable within one year of the date noted.

(2)
CenterPoint Energy’s ZENS obligation is bifurcated into a debt component and an embedded derivative component. For additional information regarding ZENS, see Note 12(b). As ZENS are exchangeable for cash at any time at the option of the holders, these notes are classified as a current portion of long-term debt.

(3)
Includes $532 million of senior notes issued by VUHI and $96 million of senior notes issued by Indiana Gas. The senior notes have stated interest rates that range from 3.72% to 7.08%. The senior notes issued by VUHI are guaranteed by SIGECO, Indiana Gas and VEDO. In connection with the Merger, two of CenterPoint Energy’s acquired wholly-owned subsidiaries, VUHI and VCC, made offers to prepay certain outstanding guaranteed senior notes as required pursuant to certain note purchase agreements previously entered into by VUHI and VCC. In turn, VUHI and VCC borrowed $568 million and $191 million, respectively, from CenterPoint Energy to fund note redemptions of senior notes effected pursuant to these prepayment offers. To fund these prepayments and payments of approximately $5 million of accrued interest, CenterPoint Energy issued approximately $764 million of commercial paper.

(4)	The first mortgage bonds issued by SIGECO subject SIGECO’s properties to a lien under the related mortgage indenture.

(5)
$68 million and $68 million of these series of debt were secured by general mortgage bonds of Houston Electric as of December 31, 2019 and 2018, respectively. These general mortgage bonds are not reflected in Houston Electric’s consolidated financial statements because of the contingent nature of the obligations.

(6)	Classified as long-term debt because the termination date of the facility that backstops the commercial paper is more than one year from the date noted.

(7)	Commercial paper issued by VUHI has maturities up to 30 days.

(8)	Issued by CERC Corp.

Long-term Debt

Debt Retirements. During the year ended December 31, 2019, CenterPoint Energy retired the following debt instruments:

	Retirement Date	Debt Instrument	Aggregate Principal Amount	Interest Rate	Maturity Date
			(in millions)
CenterPoint Energy	December 2019	Guaranteed senior notes	$3	3.33%	2022
CenterPoint Energy	December 2019	Guaranteed senior notes	6	4.53%	2025

In December 2019, VCC redeemed the aggregate principal amount of its guaranteed senior notes at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest thereon to but excluding the redemption date, plus the make-whole premium.  The make-whole premium associated with the two redemptions was approximately $1 million and was included in Other Income, net on CenterPoint Energy’s Statements of Consolidated Income.

Debt Transactions. During the year ended December 31, 2019, the following debt instruments were issued or incurred:

	Issuance Date	Debt Instrument	Aggregate Principal Amount	Interest Rate as of December 31, 2019	Maturity Date
			(in millions)
Houston Electric	January 2019	General mortgage bonds	$700	4.25%	2049
CenterPoint Energy (1)	February 2019	Variable rate term loan	25	2.275%	2020
CenterPoint Energy	May 2019	Variable rate term loan	1,000	2.56%	2021
CenterPoint Energy	August 2019	Unsecured senior notes	500	2.50%	2024
CenterPoint Energy	August 2019	Unsecured senior notes	400	2.95%	2030
CenterPoint Energy	August 2019	Unsecured senior notes	300	3.70%	2049

(1)	Draw down by VCC on its variable rate term loan.

Securitization Bonds. As of December 31, 2019, CenterPoint Energy and Houston Electric had special purpose subsidiaries consisting of the Bond Companies, which they consolidate. The consolidated special purpose subsidiaries are wholly-owned, bankruptcy remote entities that were formed solely for the purpose of purchasing and owning transition or system restoration property through the issuance of transition bonds or system restoration bonds and activities incidental thereto. These Securitization Bonds are payable only through the imposition and collection of “transition” or “system restoration” charges, as defined in the Texas Public Utility Regulatory Act, which are irrevocable, non-bypassable charges to provide recovery of authorized qualified costs. CenterPoint Energy and Houston Electric have no payment obligations in respect of the Securitization Bonds other than to remit the applicable transition or system restoration charges they collect as set forth in servicing agreements among Houston Electric, the Bond Companies and other parties. Each special purpose entity is the sole owner of the right to impose, collect and receive the applicable transition or system restoration charges securing the bonds issued by that entity. Creditors of CenterPoint Energy or Houston Electric have no recourse to any assets or revenues of the Bond Companies (including the transition and system restoration charges), and the holders of Securitization Bonds have no recourse to the assets or revenues of CenterPoint Energy or Houston Electric.

Credit Facilities. The Registrants had the following revolving credit facilities as of December 31, 2019:

Execution Date	Registrant	Size of Facility	Draw Rate of LIBOR plus (1)	Financial Covenant Limit on Debt for Borrowed Money to Capital Ratio		Debt for Borrowed Money to Capital Ratio as of December 31, 2019 (2)	Termination Date
		(in millions)
March 3, 2016	CenterPoint Energy	$3,300	1.500%	65%	(3)	59.0%	March 3, 2022
July 14, 2017	CenterPoint Energy (4)	400	1.125%	65%		51.6%	July 14, 2022
July 14, 2017	CenterPoint Energy (5)	200	1.250%	65%		58.0%	July 14, 2022
March 3, 2016	Houston Electric	300	1.125%	65%	(3)	50.2%	March 3, 2022
March 3, 2016	CERC	900	1.250%	65%		46.4%	March 3, 2022
	Total	$5,100

(1)	Based on credit ratings as of December 31, 2019.

(2)	As defined in the revolving credit facility agreement, excluding Securitization Bonds.

(3)
For CenterPoint Energy and Houston Electric, the financial covenant limit will temporarily increase from 65% to 70% if Houston Electric experiences damage from a natural disaster in its service territory and CenterPoint Energy certifies to the administrative agent that Houston Electric has incurred system restoration costs reasonably likely to exceed $100 million in a consecutive 12-month period, all or part of which Houston Electric intends to seek to recover through securitization financing. Such temporary increase in the financial covenant would be in effect from the date CenterPoint Energy delivers its certification until the earliest to occur of (i) the completion of the securitization financing, (ii) the first anniversary of CenterPoint Energy’s certification or (iii) the revocation of such certification.

(4)
This credit facility was issued by VUHI, is guaranteed by SIGECO, Indiana Gas and VEDO and includes a $10 million swing line sublimit and a $20 million letter of credit sublimit. This credit facility backstops VUHI’s commercial paper program.

(5)	This credit facility was issued by VCC, is guaranteed by Vectren and includes a $40 million swing line sublimit and an$80 million letter of credit sublimit.

The Registrants, as well as the subsidiaries of CenterPoint Energy discussed above, were in compliance with all financial debt covenants as of December 31, 2019.

As of December 31, 2019 and 2018, the Registrants had the following revolving credit facilities and utilization of such facilities:

	December 31, 2019				December 31, 2018
Registrant	Loans	Letters of Credit	Commercial Paper	Weighted Average Interest Rate	Loans	Letters of Credit	Commercial Paper	Weighted Average Interest Rate
	(in millions, except weighted average interest rate)
CenterPoint Energy (1)	$—	$6	$1,633	1.95%	$—	$6	$—	—%
CenterPoint Energy (2)	—	—	268	2.08%	—	—	—	—%
CenterPoint Energy (3)	—	—	—	—%	—	—	—	—%
Houston Electric	—	—	—	—%	—	4	—	—%
CERC	—	1	377	1.94%	—	1	210	2.93%
Total	$—	$7	$2,278		$—	$11	$210

(1)	CenterPoint Energy’s outstanding commercial paper generally has maturities of 60 days or less.

(2)	This credit facility was issued by VUHI and is guaranteed by SIGECO, Indiana Gas and VEDO.

(3)	This credit facility was issued by VCC and is guaranteed by Vectren.

In January 2019, CenterPoint Energy issued the following commercial paper in connection with the closing of the Merger:

Registrant	Issuance Date	Debt Instrument	Aggregate Principal Amount	Weighted Average Interest Rate
			(in millions)
CenterPoint Energy (1) (2)	January 2019	Commercial paper	$1,660	2.88%

(1)
Proceeds from these commercial paper issuances were used to fund a portion of the Merger and to pay related fees and expenses and were contributed to Vectren for its payment of its stub period cash dividend, long-term incentive payments and to fund the repayment of indebtedness of Vectren subsidiaries redeemed at the option of the holder as a result of the closing of the Merger.

(2)
The commercial paper notes were issued at various times in January 2019 with maturities up to and including 90 days as of the time of issuance, and, prior to their use as described in connection with the closing of the Merger, the net proceeds of such issuances were invested in short-term investments.

Maturities.  As of December 31, 2019, maturities of long-term debt, capital leases and sinking fund requirements, excluding the ZENS obligation, are as follows:

	CenterPoint Energy (1)	Houston Electric (1)	CERC	Securitization Bonds
	(in millions)
2020	$831	$231	$—	$231
2021	2,761	613	593	211
2022	3,302	519	376	219
2023	713	356	300	156
2024	1,184	162	—	162

(1)	These maturities include Securitization Bonds principal repayments on scheduled payment dates.

Liens.  As of December 31, 2019, Houston Electric’s assets were subject to liens securing approximately $102 million of first mortgage bonds. Sinking or improvement fund and replacement fund requirements on the first mortgage bonds may be satisfied by certification of property additions. Sinking fund and replacement fund requirements for 2019, 2018 and 2017 have been satisfied by certification of property additions. The replacement fund requirement to be satisfied in 2020 is approximately $295 million, and the sinking fund requirement to be satisfied in 2020 is approximately $1.6 million. CenterPoint Energy expects Houston Electric to meet these 2020 obligations by certification of property additions.

As of December 31, 2019, Houston Electric’s assets were also subject to liens securing approximately $4.0 billion of general mortgage bonds, including approximately $68 million held in trust to secure pollution control bonds for which CenterPoint Energy is obligated. The lien of the general mortgage indenture is junior to that of the mortgage pursuant to which the first mortgage bonds are issued. Houston Electric may issue additional general mortgage bonds on the basis of retired bonds, 70% of property additions or cash deposited with the trustee. Approximately $3.7 billion of additional first mortgage bonds and general mortgage bonds could be issued on the basis of retired bonds and 70% of property additions as of December 31, 2019. Houston Electric has contractually agreed that it will not issue additional first mortgage bonds, subject to certain exceptions.

Other. As of December 31, 2019, certain financial institutions agreed to issue, from time to time, up to $50 million of letters of credit on behalf of Vectren and certain of its subsidiaries in exchange for customary fees. These agreements to issue letters of credit expire on December 31, 2020. As of December 31, 2019, such financial institutions had issued $21 million of letters of credit on behalf of Vectren and certain of its subsidiaries.